Document and Entity Information	Mar. 02, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001720725
Document Type	8-K
Document Period End Date	Mar. 02, 2021
Entity Registrant Name	Oyster Point Pharma, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39112
Entity Tax Identification Number	81-1030955
Entity Address, Address Line One	202 Carnegie Center
Entity Address, Address Line Two	Suite 109
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	(609)
Local Phone Number	382-9032
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	OYST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true